CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Net income	$ 151	$ 122	$ 328	$ 155
Adjustments for the following non-cash items:
Depreciation	458	389	887	790
Unrealized foreign exchange and financial instruments (gain) losses	(144)	56	(274)	106
Share of earnings from equity-accounted investments	(13)	(29)	(46)	(48)
Deferred income tax (recovery) expense	(18)	31	(37)	5
Other non-cash items	(15)	12	22	12
Dividends received from equity-accounted investments	2	18	21	37
Cash flows from (used in) operations before changes in working capital	421	599	901	1,057
Changes in due to or from related parties	7	(21)	39	2
Net change in working capital balances	(46)	(140)	105	(318)
Cash flows from (used in) operating activities	382	438	1,045	741
Financing activities
Proceeds from medium term notes	0	0	293	0
Commercial paper, net	(180)	320	(249)	440
Proceeds from non-recourse borrowings	901	2,313	2,429	3,426
Repayment of non-recourse borrowings	(1,577)	(1,538)	(3,199)	(2,437)
Capital contributions from participating non-controlling interests – in operating subsidiaries	587	168	1,581	274
Issuance of equity instruments and related costs	630	115	630	115
Redemption and repurchase of equity instruments	0	(203)	0	(252)
Distributions paid:
To participating non-controlling interests – in operating subsidiaries, preferred shareholders, preferred limited partners unitholders, and perpetual subordinate notes	(307)	(666)	(449)	(857)
To unitholders of Brookfield Renewable or BRELP and shareholders of Brookfield Renewable Corporation	(246)	(228)	(489)	(458)
Borrowings from related party	102	136	102	1,076
Repayments to related party	(40)	(150)	(139)	(150)
Cash flows from (used in) financing activities	(130)	267	510	1,177
Investing activities
Acquisitions, net of cash and cash equivalents, in acquired entity	(6)	1	(87)	(779)
Investment in property, plant and equipment	(484)	(449)	(1,056)	(901)
Investment in equity-accounted investments	(31)	(54)	(124)	(74)
Proceeds from disposal of assets, net of cash and cash equivalents disposed	69	118	72	118
Purchases of financial assets	(93)	(166)	(545)	(166)
Proceeds from financial assets	376	4	379	63
Restricted cash and other	(31)	10	(15)	0
Cash flows from (used in) investing activities	(200)	(536)	(1,376)	(1,739)
Foreign exchange (gain) loss on cash	16	(19)	30	(20)
Cash and cash equivalents
Increase	68	150	209	159
Balance, beginning of period	1,140	910	998	900
Balance, end of period	1,202	1,059	1,202	1,059
Supplemental cash flow information:
Net change in cash classified within assets held for sale	(6)	(1)	(5)	0
Interest paid	356	262	651	499
Interest received	14	5	30	11
Income taxes paid	$ 97	$ 32	$ 128	$ 44